Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 16, 2024 (the “Closing Date”), as contemplated in the Merger Agreement the Company consummated the merger transactions contemplated by the Merger Agreement, following the approval by Arrowroot’s stockholders at a special meeting of stockholders held on April 1, 2024 (the “ARRW Stockholder Meeting”), whereby Merger Sub merged with and into Legacy iLearningEngines with the separate corporate existence of Merger Sub ceasing (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).

The Business Combination is being accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, although the Company issued shares for outstanding equity interests of Legacy iLearningEngines in the business combination, Arrowroot is treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination is treated as the equivalent of the Company issuing stock for the net assets of Arrowroot, accompanied by a recapitalization. The net assets of Arrowroot is stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of the Company.

In connection with the closing of the business combination, Arrowroot Acquisition Corp. (NASDAQ: ARRW) changed its name to “iLearningEngines, Inc.” and is listed on the NASDAQ under the new ticker symbol “AILE”.

As a result of the Merger and upon the Closing, among other things, (1) each share of Legacy iLearningEngines Common Stock issued and outstanding as of immediately prior to the Closing was exchanged for the right to receive the number of shares of common stock, par value $0.0001 per share, of New iLearningEngines equal to the exchange ratio of 0.8061480 (the “Exchange Ratio”) for an aggregate of 77,242,379 shares of New iLearningEngines Common Stock; (2) each share of Legacy iLearningEngines Common Stock held in the treasury of Legacy iLearningEngines was cancelled without any conversion thereof and no payment or distribution was or will be made with respect thereto; (3) each Vested RSU was cancelled and converted into the right to receive, subject to settlement and delivery in accordance with the Legacy iLearningEngines equity incentive plan, a number of New iLearningEngines Common Stock equal to the Exchange Ratio, for an aggregate of 5,675,890 shares of New iLearningEngines Common Stock; (4) each Unvested RSU was cancelled and converted into the right to receive a number of restricted stock units issued by the New iLearningEngines equal to the Exchange Ratio (“New iLearningEngines Converted RSU Award”), with each New iLearningEngines Converted RSU Award subject to the same terms and conditions as were applicable to the original Legacy iLearningEngines restricted stock unit award, for an aggregate of 78,730 shares of New iLearningEngines Common Stock subject to New iLearningEngines RSU Awards; (5) each share of vested Legacy iLearningEngines restricted stock was converted into the right to receive a number of shares of New iLearningEngines Common Stock equal to the Exchange Ratio, for an aggregate of 290,447 shares of New iLearningEngines Common Stock; (6) each share of unvested Legacy iLearningEngines restricted stock was converted into the right to receive a number of restricted shares of New iLearningEngines Common Stock (“New iLearningEngines Converted Restricted Stock”) equal to the Exchange Ratio, with substantially the same terms and conditions as were applicable to such unvested Legacy iLearningEngines restricted stock immediately prior to the Effective Time, which shares will be restricted subject to vesting on the books and records of Legacy iLearningEngines, for an aggregate of 32,151,912 shares of New iLearningEngines Converted Restricted Stock; and (7) each Convertible Note (as defined below) was converted into the right to receive a number of shares of New iLearningEngines Common Stock equal to the Note Balance (as defined in the Convertible Notes), divided by $10.00, for an aggregate of 13,060,608 shares of New iLearningEngines Common Stock.

In connection with the ARRW Stockholder Meeting (and related postponements) and the Business Combination, the holders of an aggregate of 460,114 shares of Arrowroot’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), exercised their right to redeem their shares for cash at a redemption price of approximately $10.36 per share, for an aggregate redemption amount of approximately $4.8 million. Upon the Closing, the Company received approximately $52.7 million in gross proceeds, comprising approximately $5.9 million from the Arrowroot trust account, approximately $17.4 million from the 2023 Convertible Notes (as defined below) and approximately $29.4 million from the 2024 Convertible Notes (as defined below).

On April 16, 2024, upon the filing of New iLearningEngines’ Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), each outstanding share of Arrowroot’s Class A Common Stock and Class B common stock, par value $0.0001 per share (the “Class B Common Stock”) was redesignated into one validly issued, fully paid and non-assessable share of New iLearningEngines Common Stock. In addition, at the Closing, Arrowroot instructed its transfer agent to separate its public units into their component securities, and, as a result, Arrowroot’s public units no longer trade as a separate security and were delisted from The Nasdaq Stock Market LLC (“Nasdaq”).

After giving effect to the Business Combination and the conversion of each Convertible Note, there (i) were 134,970,114 issued and outstanding shares of New iLearningEngines Common Stock, consisting of the following: (a) 77,242,379 shares issued to holders of Legacy iLearningEngines common stock immediately prior to the Effective Time; (b) 32,442,359 shares issued to holders of Legacy iLearningEngines restricted stock awards immediately prior to the Effective Time; (c) 13,060,608 shares issued to the holders of convertible notes immediately prior to the Effective Time; (d) 556,886 shares held by former Arrowroot Class A Common Stockholders; (e) 6,705,409 shares held by former Arrowroot Class B Common Stockholders; (f) an aggregate of 4,419,998 shares issued to Venture Lending & Leasing IX, Inc. (“Venture Lending”) and WTI Fund X, Inc. (“WTI Fund X” and together with Venture Lending, the “Lenders”) pursuant to the Second Omnibus Amendment to Loan Documents with In2vate, L.L.C. and the Lenders; (g) an aggregate of 82,091 shares issued to certain investors pursuant to a non-redemption agreement with certain investors; and (h) an aggregate of 460,384 shares issued to the Sponsor; and (ii) warrants to purchase 22,624,975 shares of New iLearningEngines Common Stock, consisting of 14,374,975 public warrants, each exercisable for one share of New iLearningEngines Common Stock at a price of $11.50 per share, and 8,250,000 private warrants, each exercisable for one share of New iLearningEngines Common Stock at a price of $11.50 per share.

The Company negotiated concessions on accounts payable to other third-party vendors in several forms. The form of concessions include: (1) providing a discount to the total amount payable, (2) the option to settle certain payables in common stock, and (3) entering into a deferred payment agreement for certain payables. The concessions became effective on the Closing Date.

2023 Convertible Notes

Prior to the Closing, on April 27, 2023, Legacy iLearningEngines entered into a convertible note purchase agreement (the “2023 Convertible Note Purchase Agreement”), with certain investors (collectively, with all investors who may become party to the 2023 Convertible Note Purchase Agreement thereafter, the “2023 Convertible Note Investors”), pursuant to which, among other things, Legacy iLearningEngines issued and sold to the 2023 Convertible Note Investors convertible notes due in October 2025 (“2023 Convertible Notes”) with aggregate principal amount of $17,400,000, including to affiliates of the Sponsor. Each 2023 Convertible Note accrued interest at a rate of (i) 15% per annum until the aggregate accrued interest thereunder equals 25% of the principal amount of such note, and (ii) 8% per annum thereafter. Immediately prior to the consummation of the Business Combination, each 2023 Convertible Note automatically converted into 4,971,076 shares of Legacy iLearningEngines thereby entitling the holder thereof to receive, in connection with the consummation of the Business Combination, a number of shares New iLearningEngines Common Stock (rounded down to the nearest whole share) equal to (i) 2.75, multiplied by the outstanding principal under such 2023 Convertible Note, plus all accrued and unpaid interest thereon, divided by (ii) $10.00. A description of the 2023 Convertible Notes is included in the Proxy Statement/Prospectus in the section entitled “Certain Arrowroot Relationships and Related Party Transactions  —  Promissory Notes” beginning on page 126 of the Proxy Statement/Prospectus, which is incorporated herein by reference.

2024 Convertible Notes

In addition, on March 21, 2024, Legacy iLearningEngines entered into the 2024 convertible note purchase agreement (the “2024 Convertible Note Purchase Agreement”) with an investor (the “March Investor”), pursuant to which, among other things, Legacy iLearningEngines issued and sold a 2024 Convertible Note to the March Investor with an aggregate principal amount of $700,000. On April 16, 2024, Legacy iLearningEngines entered into the 2024 Convertible Note Purchase Agreement with certain investors (collectively, the “April Investors” and, together with the March Investor, the “2024 Convertible Note Investors”), pursuant to which, among other things, Legacy iLearningEngines issued and sold to the April Investors convertible notes due in October 2026 (“2024 Convertible Notes”) with an aggregate principal amount of $28,714,500. Each 2024 Convertible Note accrued interest at a rate of (i) 15% per annum until the aggregate accrued interest thereunder equals 25% of the principal amount of such note, and (ii) 8% per annum thereafter. Immediately prior to the consummation of the Business Combination, each 2024 Convertible Note automatically converted into shares of Legacy iLearningEngines thereby entitling the holder thereof to receive, in connection with the consummation of the Business Combination, a number of shares New iLearningEngines Common Stock (rounded down to the nearest whole share) equal to (i) 2.75, multiplied by the outstanding principal under such Convertible Note, plus all accrued and unpaid interest thereon, divided by (ii) $10.00. The price per share at which the Principal (as defined in the 2024 Convertible Notes), together with accrued but unpaid interest, on each 2024 Convertible Note converts into Incentive Shares (as defined in the 2024 Convertible Note Purchase Agreement) is referred to as the “Conversion Price” herein.

Revolving Loan Agreement

On April 17, 2024 (the “Loan Closing Date”), Legacy iLearningEngines entered into a Loan and Security Agreement (the “Revolving Loan Agreement”), by and among Legacy iLearningEngines as borrower (“Borrower”), the lenders party thereto (the “Lenders”) and East West Bank, as administrative agent and collateral agent for the Lenders (“Agent”). The Revolving Loan Agreement provides for (i) a revolving credit facility in an aggregate principal amount of up to $40.0 million and (ii) an uncommitted accordion facility allowing the Borrower to increase the revolving commitments by an additional principal amount of $20.0 at Borrower’s option and upon Agent’s approval (collectively, the “Revolving Loans”). Borrower drew $40.0 million in Revolving Loans on the Loan Closing Date, which was used (x) to repay in full Borrower’s existing indebtedness under the (i) Loan and Security Agreement, dated as of December 30, 2020, between Legacy iLearningEngines and Venture Lending & Leasing IX, Inc., (ii) Loan and Security Agreement, dated as of October 21, 2021, between Legacy iLearningEngines, and Venture Lending & Leasing IX, Inc. and WTI Fund X, Inc. and (iii) Loan and Security Agreement, dated as of October 31, 2023, between Legacy iLearningEngines and WTI Fund X, Inc. (the “WTI Loan Agreements”) and which will be used for (y) for general corporate purposes.

The obligations under the Revolving Loan Agreement are secured by a perfected security interest in substantially all of the Borrower’s assets except for certain customary excluded property pursuant to the terms of the Revolving Loan Agreement. On the Loan Closing Date, the Company and In2Vate, L.L.C., an Oklahoma limited liability company (the “Guarantors”) and wholly-owned subsidiary of Legacy iLearningEngines entered into a Guaranty and Suretyship Agreement (the “Guaranty”) with the Agent, pursuant to which the Guarantors provided a guaranty of Borrower’s obligations under the Revolving Loan Agreement and provided a security interest in substantially all of the Guarantors’ assets except for certain customary excluded property pursuant to the terms of the Guaranty.

The interest rate applicable to the Revolving Loans is Adjusted Term SOFR (with an interest period of 1 or 3 months at the Borrower’s option) plus 3.50% per annum, subject to an Adjusted Term SOFR floor of 4.00%.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note, which Extension Funds were deposited into the Company’s Trust Account for its public stockholders on January 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from January 6, 2024 to February 6, 2024 (the “Seventh Extension”). The Seventh Extension is the final of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

On January 8, 2024, the Company received a notice (the “Annual Meeting Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company failed to hold an annual meeting of stockholders within 12 months after its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company had 45 calendar days (or until February 22, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end, or until June 28, 2024, to regain compliance. The Company submitted a plan to regain compliance on February 22, 2024. While the compliance plan is pending, the Company’s securities will continue to trade on Nasdaq.

On February 2, 2024, the Company held a special meeting of stockholders (the “Extension Special Meeting”) to approve an amendment to Arrowroot’s amended and restated certificate of incorporation, as amended (the “Charter Amendment”), to extend the Termination Date from February 4, 2024 to March 6, 2024 (the “Initial Subsequent Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an initial business combination on a monthly basis up to five times by an additional one month each time after the Initial Subsequent Charter Extension Date (the Initial Subsequent Charter Extension Date, as further extended by the Company, the “Subsequent Extension Date”), by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 6, 2024, unless the closing of an initial business combination shall have occurred prior thereto (the “Subsequent Extension Proposal”).

In connection with the vote to approve the Charter Amendment, the holders of 3,428,783 shares of Class A common stock properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.59 per share, for an aggregate redemption amount of $36,309,429. After the satisfaction of such redemptions, the balance in the Company’s Trust Account was approximately $10.77 million.

On February 2, 2024, the Company entered into a Non-Redemption Agreement (the “Non-Redemption Agreement”) with a certain public stockholder of Arrowroot (the “Public Stockholder”) eligible to redeem its shares of the Company’s Class A common stock (the “Class A Common Stock”) at the special meeting of stockholders held on February 2, 2024 (the “Extension Special Meeting”). Pursuant to the Non-Redemption Agreement, the Public Stockholder agreed not to request redemption of 410,456 shares of Class A Common Stock (the “Non-Redeemed Shares”) in connection with the Extension Special Meeting. In consideration of the Public Stockholder entering into the Non-Redemption Agreement, immediately following the closing of the Company’s initial business combination, Arrowroot Acquisition LLC, a Delaware limited liability company (the “Sponsor”) agreed to forfeit 82,091 shares of Class B common stock (the “Class B Common Stock”), or 41,046 shares of Class B Common Stock in the event the initial business combination is consummated in February 2024 (“Forfeited Shares”). Pursuant to the terms of the Non-Redemption Agreement, the Company agreed to issue to the Public Stockholder and the Public Stockholder agreed to acquire from the Company, a number of newly issued shares of common stock promptly following the consummation of the Company’s initial business combination.

On March 5, 2024, the Company received a notice (the “Deadline Notice”) from the staff of the Listing Qualifications Department of Nasdaq indicating that, unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”) by March 12, 2024, trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on March 14, 2024, due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. The Company timely requested a hearing before the Panel to request sufficient time to complete the Company’s previously disclosed proposed business combination (the “Business Combination”) with iLearningEngines, Inc., a Delaware corporation (“iLearningEngines”). In addition, the Deadline Notice indicated that the Company should be prepared to address the concerns raised in the Annual Meeting Notice in its hearing before the Panel related to the Deadline Notice.

On March 11, 2024, the Company drew down an additional amount of $50,000 pursuant to the Fourth Promissory Note, after which $1,250,000 was outstanding under the Fourth Promissory Note. There remains $750,000 available under the Fourth Promissory Note for future drawdowns.

On March 12, 2024, the Company received notice from Nasdaq that the hearing will be held on May 7, 2024. The hearing request will result in a stay of any suspension or delisting action pending the outcome of the hearing. There can be no assurance that the Company will be able to satisfy Nasdaq’s continued listing requirements, regain compliance with Nasdaq IM-5101-2 or Nasdaq Listing Rule 5620(a), and maintain compliance with other Nasdaq listing requirements.

In connection with the Business Combination, the Sponsor has agreed to forfeit 400,000 Founder Shares upon the Closing. In addition, on March 27, 2024, pursuant to the terms of the Merger Agreement, the Company elected to convert approximately $5 million of Acquiror Transaction Expenses (as defined in the Merger Agreement) into shares of common stock of the Surviving Corporation (as defined in the Merger Agreement).

On March 27, 2024, the Company and Cantor Fitzgerald & Co. (“Cantor”) entered into the Fee Reduction Agreement, pursuant to which Cantor agreed to forfeit $4,062,500 of deferred underwriting fees payable in connection with the IPO, resulting in a remainder of $6,000,000 of deferred underwriting fees payable by the Company to Cantor subject to the closing of the Business Combination (the “Reduced Deferred Fee”). The Reduced Deferred Fee shall be payable to Cantor in the form of shares of New iLearningEngines Common Stock issuable upon the filing with the SEC of a resale registration statement. The number of shares of New iLearningEngines Common Stock issuable to Cantor in satisfaction of the Reduced Deferred Fee will be equal to the greater of (i) the Reduced Fee divided by $10.00 and (ii) the Reduced Fee divided by the VWAP (as defined in the Fee Reduction Agreement) over the seven (7) trading days preceding the date of filing of such resale registration statement. Under the Fee Reduction Agreement, the combined company will be subject to, among others, certain obligations with respect to the filing of the resale registration statement and maintaining the continued effectiveness of the resale registration statement, and a failure of the combined company to discharge such obligations may result in the ability of Cantor to require the combined company to pay the Reduced Deferred Fee in cash.

On March 27, 2024, BTIG and the Company amended the BTIG Engagement Letter (the “BTIG Amendment”) to provide that, in lieu of payment in cash of the full amount of any advisory fees or other fees and expenses owed under the BTIG Engagement Letter, the Company will pay to BTIG $3,000,000 in advisory fees (the “BTIG Advisory Fee”) and $400,000 in expenses (the “BTIG Expenses”). The BTIG Expenses will be paid in cash upon the consummation of the Business Combination. The BTIG Advisory Fee will be payable to BTIG in the form of shares of New iLearningEngines Common Stock in an amount of shares equal to the greater of (i) $3,000,000, divided by $10.00 and (ii) the quotient obtained by dividing (x) $3,000,000 by (y) the VWAP (as defined in the BTIG Amendment) of New iLearningEngines Common Stock over the seven (7) trading days immediately prior to the initial filing of the Resale Registration Statement (as defined in the BTIG Amendment). Under the BTIG Amendment, the combined company will be subject to, among others, certain obligations with respect to the filing of the resale registration statement and maintaining the continued effectiveness of the resale registration statement, and a failure of the combined company to discharge such obligations may result in the ability of BTIG to require the combined company to pay the BTIG Advisory Fee in cash.